Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005546 | Montgomery County, Trinity Health Credit Group
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005546 | Maryland Economic Dev., Howard Hughes Medical Institute
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005546 | Montgomery County
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005546 | Maryland HHEFA, Johns Hopkins Univ.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005546 | Maryland HHEFA, Johns Hopkins Health System
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005546 | Maryland HHEFA, Univ. of Maryland Medical System
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005546 | Howard County Housing Commission, Beech's Farm Apartments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005546 | Maryland Stadium Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005546 | Washington Metropolitan Area Transit Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005546 | Maryland CDA, Multi-Family, Park View, Cantonsville
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005546 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000005546 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000005546 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005546 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000193184 | Montgomery County, Trinity Health Credit Group
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193184 | Maryland Economic Dev., Howard Hughes Medical Institute
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193184 | Montgomery County
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193184 | Maryland HHEFA, Johns Hopkins Univ.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193184 | Maryland HHEFA, Johns Hopkins Health System
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193184 | Maryland HHEFA, Univ. of Maryland Medical System
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193184 | Howard County Housing Commission, Beech's Farm Apartments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193184 | Maryland Stadium Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193184 | Washington Metropolitan Area Transit Auth., Tender Option Bond Trust Receipts
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193184 | Maryland CDA, Multi-Family, Park View, Cantonsville
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193184 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000193184 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000193184 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193184 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)